CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating activities:
Net income (loss)	$ (513)	$ 23
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	177	173
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	133	103
Loss from disposal of assets	1	3
Undistributed income of unconsolidated subsidiaries	42	19
Other non-cash items	55	47
Changes in operating assets and liabilities:
Provisions	357	(75)
Deferred income taxes	98	81
Trade and financing receivables related to sales, net	301	276
Inventories, net	(704)	(746)
Trade payables	126	7
Other assets and liabilities	(82)	(533)
Net cash used in operating activities	(9)	(622)
Investing activities:
Additions to retail receivables	(858)	(1,360)
Collections of retail receivables	1,172	1,814
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	2
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	154	162
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(81)	(88)
Expenditures for assets under operating leases and assets sold under buy- back commitments	(300)	(363)
Other	21	423
Net cash provided by investing activities	110	588
Financing activities:
Proceeds from long-term debt	1,835	2,387
Payments of long-term debt	(2,990)	(3,889)
Net increase (decrease) in other financial liabilities	(109)	476
Dividends paid	(2)
Other	(49)	2
Net cash used in financing activities	(1,315)	(1,024)
Effect of foreign exchange rate changes on cash and cash equivalents	141	(407)
Decrease in cash and cash equivalents	(1,073)	(1,465)
Cash and cash equivalents, beginning of year	5,384	5,163
Cash and cash equivalents, end of period	$ 4,311	$ 3,698